S000031367 [Member] Expense Example, No Redemption - S000031367 [Member]	Jul. 31, 2025 USD ($)
C000097525 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 692
Expense Example, No Redemption, 3 Years	940
Expense Example, No Redemption, 5 Years	1,207
Expense Example, No Redemption, 10 Years	1,967
C000097531 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	$ 1,190